Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$2,715	$2,821,971
WPP Finance 2010, 3.63%, 09/07/22(a)	1,242	1,294,909

		4,116,880

Aerospace & Defense — 1.9%
Boeing Co. (The)
2.13%, 03/01/22 (Call 02/01/22)	290	290,963
2.70%, 05/01/22	1,644	1,671,899
Embraer SA, 5.15%, 06/15/22	609	645,071
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)(a)	2,135	2,172,128
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	4,240	4,331,372
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)(a)	2,724	2,789,812
Rockwell Collins Inc., 2.80%, 03/15/22 (Call 02/15/22)	3,266	3,336,513
United Technologies Corp.
2.30%, 05/04/22 (Call 04/04/22)	1,633	1,653,216
3.10%, 06/01/22	5,729	5,913,187

		22,804,161

Agriculture — 2.0%
Altria Group Inc.
2.85%, 08/09/22	5,241	5,366,522
3.49%, 02/14/22	2,296	2,369,747
Archer-Daniels-Midland Co., 3.38%, 03/15/22 (Call 02/15/22)	1,195	1,235,140
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	4,369	4,455,026
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	924	945,317
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)(a)	2,905	2,946,193
2.50%, 08/22/22(a)	2,200	2,239,644
2.50%, 11/02/22 (Call 10/02/22)	258	263,142
2.63%, 02/18/22 (Call 01/18/22)(a)	1,058	1,075,044
Reynolds American Inc., 4.00%, 06/12/22	3,393	3,550,639

		24,446,414

Airlines — 0.4%
Continental Airlines Inc. Pass Through Trust, Series 2007-1, Class A, 5.98%, 04/19/22(a)	389	410,387
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)	3,688	3,797,681
Delta Air Lines Inc. Pass Through Trust, Series 2017-1, Class A, 6.82%, 08/10/22	34	36,979
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	410	418,475

		4,663,522

Apparel — 0.1%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	1,412	1,440,311

Auto Manufacturers — 3.9%
American Honda Finance Corp.
1.95%, 05/20/22(a)	977	982,725
2.20%, 06/27/22(a)	1,458	1,475,161
2.60%, 11/16/22(a)	1,889	1,935,885
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	1,950	1,962,207
3.22%, 01/09/22	2,189	2,212,401
3.34%, 03/28/22 (Call 02/28/22)	2,687	2,721,044
3.35%, 11/01/22(a)	3,360	3,409,795
3.55%, 10/07/22	75	76,313
4.25%, 09/20/22	1,975	2,049,497
5.60%, 01/07/22	2,501	2,638,130

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	$2,763	$2,825,057
3.45%, 01/14/22 (Call 12/14/21)	3,124	3,200,850
3.45%, 04/10/22 (Call 02/10/22)	4,251	4,360,506
3.55%, 07/08/22	1,537	1,588,520
PACCAR Financial Corp.
2.00%, 09/26/22(a)	430	434,210
2.30%, 08/10/22	571	580,587
2.65%, 05/10/22	600	613,590
2.85%, 03/01/22	360	368,604
Toyota Motor Corp., 2.16%, 07/02/22(a)	1,912	1,935,881
Toyota Motor Credit Corp.
2.15%, 09/08/22(a)	1,953	1,979,795
2.60%, 01/11/22	3,057	3,114,869
2.65%, 04/12/22	1,452	1,484,554
2.80%, 07/13/22	1,093	1,123,648
3.30%, 01/12/22(a)	3,227	3,329,231

		46,403,060

Banks — 25.9%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	1,178	1,189,415
2.63%, 05/19/22(a)	1,580	1,612,706
2.63%, 11/09/22	1,682	1,723,074
Banco Santander SA, 3.50%, 04/11/22	2,492	2,570,049
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	4,358	4,411,996
5.70%, 01/24/22(a)	3,398	3,660,156
Bank of Montreal
2.05%, 11/01/22(a)	1,065	1,075,267
2.35%, 09/11/22	2,740	2,791,348
2.55%, 11/06/22 (Call 10/06/22)	1,548	1,585,431
2.90%, 03/26/22(a)	4,854	4,973,797
Bank of New York Mellon Corp. (The)
1.95%, 08/23/22	1,835	1,849,295
2.60%, 02/07/22 (Call 01/07/22)(a)	3,378	3,441,270
Bank of Nova Scotia (The)
2.00%, 11/15/22	1,314	1,323,855
2.45%, 09/19/22(a)	1,754	1,791,272
2.70%, 03/07/22(a)	5,028	5,141,432
BBVA USA, 2.88%, 06/29/22 (Call 05/29/22)	1,597	1,630,058
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	3,107	3,179,269
Capital One N.A.
2.15%, 09/06/22 (Call 08/06/22)	3,550	3,581,666
2.65%, 08/08/22 (Call 07/08/22)	1,569	1,599,909
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	3,633	3,715,360
2.75%, 04/25/22 (Call 03/25/22)	5,558	5,658,878
4.05%, 07/30/22	2,782	2,922,853
4.50%, 01/14/22(a)	5,456	5,732,674
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	1,470	1,496,151
3.25%, 02/14/22 (Call 01/14/22)	1,291	1,327,316
Cooperatieve Rabobank UA
3.88%, 02/08/22(a)	7,292	7,607,671
3.95%, 11/09/22	3,830	4,023,875
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22	1,030	1,050,579
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22(a)	4,301	4,504,910

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
3.30%, 11/16/22	$2,339	$2,381,944
Series D, 5.00%, 02/14/22	2,531	2,650,792
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	2,045	2,080,624
3.50%, 03/15/22 (Call 02/15/22)	1,148	1,186,458
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	1,371	1,389,934
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	9,416	9,551,025
5.75%, 01/24/22	9,480	10,195,266
HSBC Holdings PLC
2.65%, 01/05/22.	6,418	6,514,013
4.00%, 03/30/22(a)	4,418	4,621,051
4.88%, 01/14/22	1,376	1,456,166
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)(a)	3,387	3,420,701
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	1,270	1,291,615
3.13%, 04/01/22 (Call 03/01/22)	1,133	1,164,022
ING Groep NV, 3.15%, 03/29/22	3,844	3,948,864
JPMorgan Chase & Co.
3.25%, 09/23/22	6,543	6,792,746
4.50%, 01/24/22	7,252	7,637,734
KeyBank N.A./Cleveland OH
2.30%, 09/14/22(a)	2,160	2,192,443
2.40%, 06/09/22	1,495	1,519,069
3.18%, 05/22/22	562	575,803
3.30%, 02/01/22	1,609	1,659,507
Lloyds Bank PLC, 2.25%, 08/14/22	3,007	3,040,739
Lloyds Banking Group PLC, 3.00%, 01/11/22	3,420	3,489,631
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	2,054	2,090,109
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22(a)	5,231	5,329,866
2.67%, 07/25/22	4,698	4,790,692
3.00%, 02/22/22	2,257	2,310,288
3.22%, 03/07/22	3,925	4,039,139
Mizuho Financial Group Inc.
2.60%, 09/11/22	2,178	2,216,376
2.95%, 02/28/22	3,686	3,767,866
Morgan Stanley
2.75%, 05/19/22	7,099	7,248,363
4.88%, 11/01/22	4,932	5,312,504
MUFG Americas Holdings Corp., 3.50%, 06/18/22(a)	260	270,002
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	1,500	1,511,250
3.15%, 04/01/22 (Call 03/01/22)	2,812	2,888,599
National Australia Bank Ltd./New York
2.50%, 05/22/22	3,112	3,165,744
2.80%, 01/10/22	2,523	2,575,680
Northern Trust Corp., 2.38%, 08/02/22(a)	1,216	1,236,794
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)	1,655	1,686,627
2.63%, 02/17/22 (Call 01/18/22)	3,843	3,912,212
2.70%, 11/01/22 (Call 10/01/22)	1,304	1,335,622
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(a)(b)	1,476	1,517,151
3.30%, 03/08/22 (Call 02/06/22)	1,780	1,835,643
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)(a)	2,356	2,410,000

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
2.75%, 02/01/22(a)	$3,644	$3,724,860
2.80%, 04/29/22	1,950	1,998,574
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	4,744	5,199,614
Santander Holdings USA Inc., 3.70%, 03/28/22 (Call 02/28/22)	2,941	3,035,083
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22	1,087	1,109,033
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22(a)	2,210	2,284,610
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	3,295	3,370,521
2.78%, 10/18/22(a)	2,695	2,762,025
2.85%, 01/11/22(a)	2,406	2,453,735
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)(a)	2,507	2,567,745
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	1,421	1,447,374
Toronto-Dominion Bank (The), 1.90%, 12/01/22	2,491	2,507,191
Truist Bank
2.45%, 08/01/22 (Call 07/01/22)(a)	2,541	2,585,747
2.63%, 01/15/22 (Call 12/15/21)	1,927	1,959,952
2.80%, 05/17/22 (Call 04/17/22)	1,939	1,982,724
Truist Financial Corp.
2.70%, 01/27/22 (Call 12/27/21)	3,132	3,187,029
2.75%, 04/01/22 (Call 03/01/22)	2,944	3,003,528
3.05%, 06/20/22 (Call 05/20/22)	3,527	3,630,694
3.95%, 03/22/22 (Call 02/22/22)	730	761,952
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	3,407	3,505,564
3.00%, 03/15/22 (Call 02/15/22)	2,352	2,416,562
Series V, 2.63%, 01/24/22 (Call 12/23/21)(a)	2,416	2,461,662
U.S. Bank N.A./Cincinnati OH, 2.65%, 05/23/22 (Call 04/22/22)	1,551	1,586,301
U.S. Bank NA/Cincinnati OH, 1.80%, 01/21/22 (Call 12/21/21)	1,000	1,003,350
Wells Fargo & Co.
2.63%, 07/22/22	8,030	8,191,885
3.50%, 03/08/22(a)	6,471	6,698,067
Westpac Banking Corp.
2.50%, 06/28/22(a)	2,465	2,507,743
2.80%, 01/11/22	3,119	3,183,407
Zions Bancorp. N.A., 3.35%, 03/04/22 (Call 02/04/22)	1,396	1,434,962

		309,943,700

Beverages — 1.5%
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	1,082	1,104,397
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	662	678,385
Coca-Cola Co. (The), 2.20%, 05/25/22	1,018	1,033,026
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	1,715	1,750,724
2.70%, 05/09/22 (Call 04/09/22)(a)	2,016	2,051,441
Diageo Investment Corp., 2.88%, 05/11/22	2,316	2,375,822
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	966	995,936
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	1,901	1,928,279
2.75%, 03/05/22	3,240	3,318,343
3.10%, 07/17/22 (Call 05/17/22)	2,266	2,342,591

		17,578,944

Biotechnology — 1.2%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	4,306	4,381,700
2.70%, 05/01/22 (Call 03/01/22)	1,252	1,275,700
3.63%, 05/15/22 (Call 02/15/22)	1,981	2,052,395

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc., 3.63%, 09/15/22	$2,527	$2,644,531
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	1,387	1,395,641
3.25%, 09/01/22 (Call 07/01/22)	2,696	2,795,833

		14,545,800

Building Materials — 0.1%
Masco Corp., 5.95%, 03/15/22(a)	617	666,378

Chemicals — 1.8%
Cabot Corp., 3.70%, 07/15/22(a)	589	611,294
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(a)	898	955,562
Dow Chemical Co. (The), 3.00%, 11/15/22 (Call 08/15/22)	3,805	3,913,366
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	2,170	2,253,328
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)(a)	1,927	1,955,770
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	150	160,200
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	1,709	1,760,082
NewMarket Corp., 4.10%, 12/15/22	364	384,446
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	2,047	2,106,998
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,430	1,447,203
2.45%, 02/15/22 (Call 11/15/21)(a)	1,508	1,530,514
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	670	693,082
Sasol Financing International Ltd., 4.50%, 11/14/22	1,250	1,287,737
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	2,723	2,781,708

		21,841,290

Commercial Services — 0.7%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	1,139	1,224,277
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	1,616	1,655,091
3.25%, 06/01/22 (Call 03/01/22)(a)	110	113,325
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	874	904,774
Moody’s Corp., 4.50%, 09/01/22 (Call 06/01/22)	804	851,942
PayPal Holdings Inc., 2.20%, 09/26/22(a)	2,479	2,506,443
Verisk Analytics Inc., 4.13%, 09/12/22	1,099	1,159,280

		8,415,132

Computers — 3.1%
Apple Inc.
1.70%, 09/11/22	1,215	1,220,455
2.10%, 09/12/22 (Call 08/12/22)(a)	2,698	2,734,072
2.15%, 02/09/22	3,339	3,380,270
2.30%, 05/11/22 (Call 04/11/22)	1,168	1,187,436
2.50%, 02/09/22 (Call 01/09/22)	4,549	4,630,109
2.70%, 05/13/22	3,367	3,454,441
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	572	586,540
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	3,549	3,755,623
HP Inc., 4.05%, 09/15/22(a)	1,013	1,068,320
IBM Credit LLC, 2.20%, 09/08/22	1,206	1,221,232
International Business Machines Corp.
1.88%, 08/01/22(a)	2,802	2,816,346
2.50%, 01/27/22(a)	2,403	2,443,154
2.85%, 05/13/22	5,550	5,696,187
2.88%, 11/09/22	2,035	2,099,550
Seagate HDD Cayman, 4.25%, 03/01/22 (Call 02/01/22)	506	523,320

		36,817,055

Security	Par (000)	Value

Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.
2.25%, 11/15/22	$888	$904,916
2.30%, 05/03/22(a)	1,227	1,248,755
Procter & Gamble Co. (The)
2.15%, 08/11/22	3,115	3,167,176
2.30%, 02/06/22(a)	2,055	2,089,175
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)	1,800	1,819,854
3.00%, 03/07/22(a)	1,270	1,304,684

		10,534,560

Diversified Financial Services — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)(a)	445	458,635
3.95%, 02/01/22 (Call 01/01/22)	3,127	3,233,599
4.63%, 07/01/22(a)	828	875,453
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)	1,933	1,961,106
3.50%, 01/15/22	1,871	1,927,897
3.75%, 02/01/22 (Call 12/01/21)(a)	1,054	1,087,854
Aircastle Ltd., 5.50%, 02/15/22	1,046	1,113,174
Ally Financial Inc.
4.13%, 02/13/22(a)	230	239,124
4.63%, 05/19/22	2,445	2,574,658
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	4,244	4,321,580
2.65%, 12/02/22(a)	3,341	3,425,060
2.75%, 05/20/22 (Call 04/20/22)	2,390	2,442,030
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	4,141	4,223,406
Ameriprise Financial Inc., 3.00%, 03/22/22(a)	1,055	1,081,554
Capital One Financial Corp., 3.05%, 03/09/22 (Call 02/09/22)	2,394	2,451,288
CME Group Inc., 3.00%, 09/15/22(a)	1,778	1,839,999
Discover Financial Services
3.85%, 11/21/22	1,269	1,330,737
5.20%, 04/27/22	815	871,251
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)(a)	1,485	1,519,452
Franklin Resources Inc., 2.80%, 09/15/22	335	343,985
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	906	920,279
International Lease Finance Corp.
5.88%, 08/15/22(a)	2,218	2,426,625
8.63%, 01/15/22	1,843	2,074,370
Invesco Finance PLC, 3.13%, 11/30/22(a)	544	563,366
ORIX Corp., 2.90%, 07/18/22	1,057	1,079,176
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)(a)	850	866,533
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	1,927	1,973,113
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	2,431	2,468,608
2.80%, 12/14/22 (Call 10/14/22)	5,178	5,347,010
Western Union Co. (The), 3.60%, 03/15/22 (Call 02/15/22)	1,460	1,507,640

		56,548,562

Electric — 4.7%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	775	786,579
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	964	979,270
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	590	603,529

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	$797	$817,897
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	1,518	1,539,540
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	872	922,637
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	360	368,514
Dominion Energy Inc.
Series B, 2.75%, 01/15/22 (Call 12/15/21)	959	976,770
Series B, 2.75%, 09/15/22 (Call 06/15/22)	1,840	1,875,659
DTE Energy Co.
2.25%, 11/01/22	1,316	1,326,633
Series B, 2.60%, 06/15/22	525	532,397
Series B, 3.30%, 06/15/22 (Call 04/15/22)	992	1,020,351
Duke Energy Carolinas LLC, 3.35%, 05/15/22	70	72,577
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	1,281	1,300,023
3.05%, 08/15/22 (Call 05/15/22)	2,451	2,516,711
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	1,430	1,463,033
Edison International
2.40%, 09/15/22 (Call 08/15/22)(a)	1,193	1,196,519
3.13%, 11/15/22 (Call 10/15/22)	425	433,747
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)(a)	1,972	2,064,408
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)(a)	2,024	2,062,436
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	3,213	3,311,350
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	743	763,678
4.25%, 06/15/22 (Call 03/15/22)	1,069	1,118,046
FirstEnergy Corp., Series A, 2.85%, 07/15/22 (Call 05/15/22)	1,650	1,684,271
Georgia Power Co., 2.85%, 05/15/22(a)	1,109	1,134,651
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	515	524,991
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	825	836,781
2.40%, 04/25/22 (Call 03/25/22)	1,156	1,173,953
3.05%, 02/15/22 (Call 11/15/21)	1,114	1,141,705
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	1,000	1,002,880
2.90%, 04/01/22	3,549	3,631,550
3.20%, 02/25/22	317	325,822
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)(a)	905	913,679
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	385	390,833
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	1,065	1,114,501
7.00%, 09/01/22	1,546	1,745,573
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	978	999,467
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	445	451,844
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	515	534,452
4.20%, 06/15/22 (Call 03/15/22)	1,967	2,058,997
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	1,548	1,584,130
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	540	546,858
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)(a)	1,615	1,649,513
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	912	983,017
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)(a)	1,332	1,364,221
Southern California Edison Co., Series B, 2.40%, 02/01/22 (Call 12/01/21)	850	858,364

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co., 2.95%, 01/15/22 (Call 10/15/21)	$773	$789,117
WEC Energy Group Inc., 3.10%, 03/08/22	603	618,913
Xcel Energy Inc., 2.60%, 03/15/22 (Call 02/15/22)	260	264,170

		56,376,557

Electronics — 0.8%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	1,205	1,241,656
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	752	772,214
Avnet Inc., 4.88%, 12/01/22	1,586	1,692,865
Honeywell International Inc., 2.15%, 08/08/22 (Call 07/08/22)	2,056	2,083,756
Jabil Inc., 4.70%, 09/15/22	1,465	1,564,283
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)(a)	399	411,912
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	1,697	1,741,546
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	257	264,712

		9,772,944

Environmental Control — 0.4%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)(a)	2,898	3,003,574
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)(a)	1,700	1,750,286

		4,753,860

Food — 1.1%
Campbell Soup Co., 2.50%, 08/02/22(a)	640	647,955
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	250	261,300
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	1,794	1,829,396
JM Smucker Co. (The), 3.00%, 03/15/22	945	966,905
Kellogg Co., 3.13%, 05/17/22	485	498,139
Kraft Heinz Foods Co.
3.50%, 06/06/22	1,675	1,732,754
3.50%, 07/15/22 (Call 05/15/22)	112	115,800
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	756	773,849
3.40%, 04/15/22 (Call 01/15/22)	1,080	1,112,303
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	1,807	1,843,682
Sysco Corp., 2.60%, 06/12/22	1,275	1,298,103
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	2,386	2,518,232

		13,598,418

Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	725	752,528

Gas — 0.1%
NiSource Inc., 2.65%, 11/17/22 (Call 10/17/22)	1,005	1,023,653

Hand & Machine Tools — 0.1%
Kennametal Inc., 3.88%, 02/15/22 (Call 11/15/21)	262	270,492
Stanley Black & Decker Inc., 2.90%, 11/01/22	1,433	1,472,837

		1,743,329

Health Care – Products — 1.0%
Abbott Laboratories, 2.55%, 03/15/22(a)	2,000	2,039,160
Boston Scientific Corp., 3.38%, 05/15/22	1,063	1,099,971
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	1,044	1,076,072
DH Europe Finance II Sarl, 2.05%, 11/15/22	1,041	1,049,286
Medtronic Inc., 3.15%, 03/15/22	3,914	4,040,031
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)(a)	2,392	2,449,791

		11,754,311

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services — 1.8%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	$2,823	$2,882,001
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	1,996	2,056,978
3.13%, 05/15/22	2,940	3,029,582
CommonSpirit Health, 2.95%, 11/01/22(a)	565	579,277
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	1,154	1,184,604
3.15%, 12/01/22 (Call 09/01/22)	1,184	1,219,674
Laboratory Corp. of America Holdings
3.20%, 02/01/22	1,133	1,162,050
3.75%, 08/23/22 (Call 05/23/22)	1,067	1,111,889
UnitedHealth Group Inc.
2.38%, 10/15/22	916	931,819
2.88%, 03/15/22 (Call 12/15/21)	3,735	3,818,141
3.35%, 07/15/22	3,836	3,987,215

		21,963,230

Holding Companies – Diversified — 0.2%
Ares Capital Corp., 3.63%, 01/19/22 (Call 12/19/21)	1,705	1,744,266
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)(a)	774	806,346

		2,550,612

Home Builders — 0.2%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)	810	853,708
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	1,728	1,810,667

		2,664,375

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)	136	139,212
Whirlpool Corp., 4.70%, 06/01/22	400	424,820

		564,032

Household Products & Wares — 0.3%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	855	865,628
2.88%, 10/01/22	407	417,382
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	1,598	1,643,559
Kimberly-Clark Corp., 2.40%, 03/01/22(a)	341	345,924

		3,272,493

Insurance — 1.6%
Alleghany Corp., 4.95%, 06/27/22	709	758,538
American International Group Inc., 4.88%, 06/01/22	4,152	4,431,886
Aon Corp., 2.20%, 11/15/22	570	576,002
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	2,091	2,155,486
Berkshire Hathaway Inc., 3.40%, 01/31/22(a)	1,820	1,887,995
Chubb INA Holdings Inc., 2.88%, 11/03/22 (Call 09/03/22)	1,314	1,351,278
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	325	339,589
Fidelity National Financial Inc., 5.50%, 09/01/22	675	734,987
Lincoln National Corp., 4.20%, 03/15/22	920	963,636
Markel Corp., 4.90%, 07/01/22	150	160,224
Marsh & McLennan Companies Inc., 2.75%, 01/30/22 (Call 12/30/21)	1,925	1,961,710
MetLife Inc., 3.05%, 12/15/22	1,203	1,249,003
Primerica Inc., 4.75%, 07/15/22	850	907,196
Principal Financial Group Inc., 3.30%, 09/15/22	832	861,794
Sompo International Holdings Ltd., 4.70%, 10/15/22	501	534,517
WR Berkley Corp., 4.63%, 03/15/22(a)	628	663,382

		19,537,223

Internet — 1.0%
Amazon.com Inc., 2.50%, 11/29/22 (Call 08/29/22)	3,463	3,548,328

Security	Par (000)	Value

Internet (continued)
Baidu Inc.
2.88%, 07/06/22	$1,775	$1,803,187
3.50%, 11/28/22(a)	1,152	1,192,804
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)(a)	2,794	2,835,798
3.80%, 03/09/22 (Call 02/09/22)(a)	2,518	2,608,724

		11,988,841

Iron & Steel — 0.3%
ArcelorMittal SA, 6.25%, 02/25/22(a)	1,998	2,154,444
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	1,611	1,695,239

		3,849,683

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22(a)	1,994	2,167,039

Lodging — 0.3%
Choice Hotels International Inc., 5.75%, 07/01/22	70	75,888
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)(a)	2,435	2,455,917
3.25%, 09/15/22 (Call 06/15/22)	991	1,021,582

		3,553,387

Machinery — 2.3%
ABB Finance USA Inc., 2.88%, 05/08/22	3,993	4,094,262
Caterpillar Financial Services Corp.
1.90%, 09/06/22	2,139	2,150,572
2.40%, 06/06/22	1,196	1,215,531
2.55%, 11/29/22	778	797,543
2.85%, 06/01/22(a)	972	997,836
2.95%, 02/26/22	1,913	1,962,834
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)(a)	1,584	1,614,349
CNH Industrial Capital LLC, 4.38%, 04/05/22	1,399	1,464,012
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	2,851	2,906,537
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)(a)	993	1,025,590
John Deere Capital Corp.
1.95%, 06/13/22	1,007	1,014,673
2.15%, 09/08/22	2,058	2,086,874
2.65%, 01/06/22	2,015	2,053,708
2.75%, 03/15/22(a)	1,333	1,363,486
2.95%, 04/01/22(a)	1,897	1,948,428
3.20%, 01/10/22	518	533,628

		27,229,863

Manufacturing — 1.4%
3M Co.
2.00%, 06/26/22(a)	1,595	1,609,291
2.75%, 03/01/22 (Call 02/01/22)(a)	2,099	2,145,283
Eaton Corp., 2.75%, 11/02/22(a)	3,461	3,554,828
General Electric Co.
2.70%, 10/09/22	6,147	6,264,900
3.15%, 09/07/22(a)	2,997	3,086,790
Parker-Hannifin Corp., 3.50%, 09/15/22	318	331,893

		16,992,985

Media — 2.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	6,886	7,275,541
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	2,296	2,777,976
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	1,949	1,948,961
3.13%, 07/15/22	2,614	2,705,804

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC
3.30%, 05/15/22.	$1,066	$1,098,769
3.50%, 06/15/22 (Call 04/15/22)	1,686	1,744,285
Fox Corp., 3.67%, 01/25/22(c)	2,248	2,327,939
TWDC Enterprises 18 Corp.
2.35%, 12/01/22(a)	3,217	3,280,954
2.45%, 03/04/22(a)	1,215	1,237,684
2.55%, 02/15/22	75	76,509
ViacomCBS Inc., 3.38%, 03/01/22 (Call 12/01/21)	2,450	2,514,950
Walt Disney Co. (The)
1.65%, 09/01/22	860	863,560
3.00%, 09/15/22	2,629	2,722,908

		30,575,840

Mining — 0.5%
BHP Billiton Finance USA Ltd., 2.88%, 02/24/22	1,773	1,815,304
Newmont Corp., 3.50%, 03/15/22 (Call 12/15/21)	2,770	2,854,125
Southern Copper Corp., 3.50%, 11/08/22	829	858,172

		5,527,601

Oil & Gas — 4.5%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	1,053	1,075,281
BP Capital Markets America Inc.
2.52%, 09/19/22 (Call 08/19/22)	741	755,687
3.25%, 05/06/22(a)	3,044	3,150,083
BP Capital Markets PLC
2.50%, 11/06/22(a)	2,596	2,653,008
3.06%, 03/17/22	2,526	2,597,612
3.25%, 05/06/22(a)	20	20,660
Cenovus Energy Inc., 3.00%, 08/15/22 (Call 05/15/22)	804	821,632
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)(a)	4,401	4,483,079
2.41%, 03/03/22 (Call 01/03/22)(a)	3,164	3,215,004
2.50%, 03/03/22 (Call 02/03/22)(a)	1,774	1,807,422
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)	70	70,998
Continental Resources Inc./OK, 5.00%, 09/15/22 (Call 03/02/20)	1,618	1,625,216
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)(a)	1,845	1,776,901
Exxon Mobil Corp.
1.90%, 08/16/22	1,595	1,609,291
2.40%, 03/06/22 (Call 01/06/22)	2,425	2,465,619
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	649	672,371
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)(a)	2,396	2,444,830
Newfield Exploration Co., 5.75%, 01/30/22(a)	1,010	1,075,347
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)(a)	1,998	2,020,338
2.70%, 08/15/22	4,239	4,305,552
3.13%, 02/15/22 (Call 11/15/21)(a)	1,994	2,032,684
Phillips 66, 4.30%, 04/01/22	4,134	4,350,332
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	2,198	2,292,822
Shell International Finance BV, 2.38%, 08/21/22(a)	2,719	2,771,395
Total Capital International SA, 2.88%, 02/17/22	3,236	3,312,790

		53,405,954

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	2,906	2,976,209
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)(a)	1,040	1,058,117
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	732	752,232

		4,786,558

Security	Par (000)	Value

Packaging & Containers — 0.1%
WestRock RKT LLC, 4.90%, 03/01/22	$831	$878,999

Pharmaceuticals — 7.2%
AbbVie Inc.
2.30%, 11/21/22(c)	6,133	6,202,671
2.90%, 11/06/22	6,387	6,560,854
3.20%, 11/06/22 (Call 09/06/22)	2,731	2,818,911
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	4,153	4,274,143
Allergan Funding SCS, 3.45%, 03/15/22 (Call 01/15/22)	6,439	6,624,765
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	2,281	2,314,006
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	4,023	4,115,569
Bristol-Myers Squibb Co.
2.00%, 08/01/22	1,656	1,679,449
2.60%, 05/16/22(c)	2,584	2,636,636
3.25%, 08/15/22(c)	2,172	2,256,360
3.55%, 08/15/22(c)	1,798	1,878,640
Cardinal Health Inc., 2.62%, 06/15/22 (Call 05/15/22)	3,245	3,294,811
Cigna Corp.
3.05%, 11/30/22 (Call 10/31/22)(c)	1,111	1,143,974
3.90%, 02/15/22(c)	2,195	2,278,059
4.00%, 02/15/22 (Call 11/15/21)(c)	2,142	2,217,463
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	3,342	3,413,385
3.50%, 07/20/22 (Call 05/20/22)	3,723	3,856,358
4.75%, 12/01/22 (Call 09/01/22)(a)	1,339	1,432,208
Eli Lilly & Co., 2.35%, 05/15/22	1,502	1,527,249
GlaxoSmithKline Capital PLC
2.85%, 05/08/22(a)	5,557	5,699,593
2.88%, 06/01/22 (Call 05/01/22)	2,983	3,060,976
Johnson & Johnson, 2.25%, 03/03/22 (Call 02/03/22)	2,527	2,563,363
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)	719	731,777
Merck & Co. Inc.
2.35%, 02/10/22(a)	3,273	3,324,582
2.40%, 09/15/22 (Call 06/15/22)	2,231	2,279,256
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	3,311	3,369,472
2.40%, 09/21/22	3,112	3,175,983
Pfizer Inc., 2.80%, 03/11/22	1,780	1,824,625

		86,555,138

Pipelines — 3.0%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)(a)	2,045	2,098,702
Energy Transfer Operating LP, 5.20%, 02/01/22 (Call 11/01/21)	2,360	2,480,903
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	1,581	1,681,394
5.88%, 03/01/22 (Call 12/01/21)	2,990	3,184,290
Enterprise Products Operating LLC
3.50%, 02/01/22	2,066	2,134,880
4.05%, 02/15/22(a)	1,433	1,496,912
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	2,160	2,258,366
4.15%, 03/01/22	409	427,135
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)(c)	1,242	1,289,271
ONEOK Inc., 4.25%, 02/01/22 (Call 11/01/21)(a)	733	761,103
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)(a)	2,535	2,615,968
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22 (Call 03/01/22)	1,993	2,053,906
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (Call 12/15/21)	2,610	2,803,062

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Sunoco Logistics Partners Operations LP, 4.65%, 02/15/22	$772	$809,056
TransCanada PipeLines Ltd., 2.50%, 08/01/22	2,616	2,655,946
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	1,534	1,579,514
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	1,763	1,814,374
3.60%, 03/15/22 (Call 01/15/22)(a)	3,890	4,006,155

		36,150,937

Real Estate Investment Trusts — 2.5%
American Tower Corp.
2.25%, 01/15/22	1,608	1,619,996
4.70%, 03/15/22	1,557	1,646,232
AvalonBay Communities Inc., 2.95%, 09/15/22 (Call 06/15/22)	935	960,292
Brixmor Operating Partnership LP, 3.88%, 08/15/22 (Call 06/15/22)	1,093	1,142,677
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)	305	313,394
Crown Castle International Corp., 4.88%, 04/15/22	2,123	2,256,940
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	1,045	1,085,191
3.95%, 07/01/22 (Call 05/01/22)	1,165	1,220,803
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	315	329,619
4.38%, 06/15/22 (Call 03/15/22)	335	351,686
Essex Portfolio LP, 3.63%, 08/15/22 (Call 05/15/22)	390	404,851
Healthpeak Properties Inc., 3.15%, 08/01/22 (Call 05/01/22)	189	193,812
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	1,072	1,113,958
Liberty Property LP, 4.13%, 06/15/22 (Call 03/15/22)	785	822,790
National Retail Properties Inc., 3.80%, 10/15/22 (Call 07/15/22)	790	823,907
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	690	707,761
4.15%, 02/01/22 (Call 12/01/21)	982	1,009,624
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)(a)	1,465	1,489,129
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	175	178,423
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)	2,877	2,982,241
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	375	391,860
Service Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)	1,561	1,644,966
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	2,789	2,823,109
2.63%, 06/15/22 (Call 03/15/22)	1,366	1,394,262
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	1,181	1,214,481
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)(a)	1,413	1,456,930
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)(a)	550	571,554
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	240	246,936

		30,397,424

Retail — 2.2%
Advance Auto Parts Inc., 4.50%, 01/15/22 (Call 10/15/21)	250	260,750
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	1,127	1,167,121
Costco Wholesale Corp.
2.25%, 02/15/22(a)	1,032	1,046,149
2.30%, 05/18/22 (Call 04/18/22)	1,652	1,679,192
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)(a)	3,296	3,373,720
3.25%, 03/01/22	895	926,039

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	$2,084	$2,141,435
Macy’s Retail Holdings Inc., 3.88%, 01/15/22 (Call 10/15/21)	941	963,481
McDonald’s Corp., 2.63%, 01/15/22.	3,688	3,752,392
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 06/01/22)	240	250,332
QVC Inc., 5.13%, 07/02/22	1,248	1,317,114
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)(a)	1,221	1,246,775
Target Corp., 2.90%, 01/15/22	2,734	2,804,401
Walgreen Co., 3.10%, 09/15/22	2,337	2,401,127
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)(a)	2,346	2,395,172

		25,725,200

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	1,267	1,323,812

Semiconductors — 2.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/22 (Call 12/15/21)	7,962	8,109,138
Broadcom Inc., 3.13%, 10/15/22(c)	3,361	3,448,789
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)(a)	1,479	1,504,291
2.70%, 12/15/22	3,574	3,688,511
3.10%, 07/29/22	2,251	2,333,814
QUALCOMM Inc., 3.00%, 05/20/22(a)	4,280	4,402,408
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)(a)	1,135	1,142,321

		24,629,272

Software — 2.8%
Activision Blizzard Inc., 2.60%, 06/15/22 (Call 05/15/22)	371	377,092
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	350	364,448
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)(a)	2,492	2,552,032
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	1,060	1,101,860
Microsoft Corp.
2.13%, 11/15/22(a)	992	1,010,342
2.38%, 02/12/22 (Call 01/12/22)	3,949	4,014,514
2.40%, 02/06/22 (Call 01/06/22)	4,790	4,871,909
2.65%, 11/03/22 (Call 09/03/22)(a)	3,004	3,090,515
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	6,068	6,176,799
2.50%, 10/15/22	6,199	6,341,515
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	3,602	3,687,295

		33,588,321

Telecommunications — 2.9%
America Movil SAB de CV, 3.13%, 07/16/22	2,299	2,369,740
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)(a)	2,086	2,126,677
3.00%, 02/15/22	3,092	3,167,568
3.00%, 06/30/22 (Call 04/30/22)(a)	4,660	4,776,174
3.20%, 03/01/22 (Call 02/01/22)	3,831	3,936,506
3.40%, 06/15/22	1,272	1,317,067
3.80%, 03/15/22(a)	2,684	2,793,507
4.00%, 01/15/22	1,444	1,504,605
Cisco Systems Inc., 3.00%, 06/15/22(a)	1,342	1,387,574
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	929	950,525
Motorola Solutions Inc., 3.75%, 05/15/22	1,153	1,197,898
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)(a)	2,356	2,400,788
2.95%, 03/15/22(a)	3,218	3,300,477
3.13%, 03/16/22	3,250	3,346,265

		34,575,371

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 2.60%, 11/19/22	$400	$405,880

Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)(a)	1,452	1,490,318
3.05%, 09/01/22 (Call 06/01/22)	1,774	1,830,041
FedEx Corp.
2.63%, 08/01/22(a)	1,306	1,332,812
3.40%, 01/14/22(a)	1,215	1,250,417
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	276	285,116
Norfolk Southern Corp., 3.00%, 04/01/22 (Call 01/01/22)	1,521	1,558,782
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	700	709,618
2.80%, 03/01/22 (Call 02/01/22)	407	414,041
2.88%, 06/01/22 (Call 05/01/22)	1,092	1,116,898
Union Pacific Corp.
2.95%, 03/01/22(a)	1,665	1,708,739
4.16%, 07/15/22 (Call 04/15/22)	1,890	1,987,751
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)(a)	1,115	1,131,859
2.45%, 10/01/22	2,741	2,798,068

		17,614,460

Total Corporate Bonds & Notes — 98.9% (Cost: $1,157,316,459)		1,183,015,899

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	38,415	$38,438,260
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	8,628	8,628,000

		47,066,260

Total Short-Term Investments — 3.9% (Cost: $47,052,340)		47,066,260

Total Investments in Securities — 102.8% (Cost: $1,204,368,799)		1,230,082,159

Other Assets, Less Liabilities — (2.8)%		(33,103,639)

Net Assets — 100.0%		$1,196,978,520

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	36,228	2,187	38,415	$38,438,260	$31,919	(b)	$209		$1,326
BlackRock Cash Funds: Treasury, SL Agency Shares	6,693	1,935	8,628	8,628,000	15,142		—		—

				$47,066,260	$47,061		$209		$1,326

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,183,015,899	$—	$1,183,015,899
Money Market Funds	47,066,260	—	—	47,066,260

	$47,066,260	$1,183,015,899	$—	$1,230,082,159